Note 6 - Warehouse Fund Assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Disclosure of Long-Lived Assets Held-for-Sale [Table Text Block]
	As at December 31,
	2023	2022
Warehouse fund assets
Warehouse fund assets	$44,492	$45,353
Warehouse fund assets - non-current	$47,536	$-
Total warehouse fund assets	$92,028	$45,353
Liabilities related to warehouse fund assets
Liabilities related to warehouse fund assets	$-	$1,353
Liabilities related to warehouse fund assets - non-current	$47,536	$-
Total liabilities related to warehouse fund assets	$47,536	$1,353
Net warehouse fund assets	$44,492	$44,000